FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Impairment Charges	$ (5,342)	$ (41,597)	$ 0
Cash and cash equivalents, at carrying value	98,250	79,259	46,848	56,771
Restricted cash and cash equivalents, noncurrent	15,000	15,000
Total debt	95,000	111,678
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Cash and cash equivalents, at carrying value	98,250	79,259
Restricted cash and cash equivalents, noncurrent	15,000	15,000
Total debt	95,000	111,678
Estimate of Fair Value, Fair Value Disclosure [Member]
Cash and cash equivalents, fair value disclosure	98,250	79,259
Restricted cash and investments, fair value disclosure	15,000	15,000
Long-term debt, fair value	$ 95,000	$ 111,678